Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 shares	Dec. 31, 2018 USD ($) Segment $ / shares shares	Dec. 31, 2017 USD ($) Segment shares	Jul. 25, 2018 USD ($)	Dec. 31, 2016 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents investments with original maturities			$ 0	$ 0
Impairment loss			0	0
Goodwill	$ 372,000		372,000	372,000
Qualifying expenditures related to research			2,700,000	3,500,000
Interest or penalties related to income tax matters			$ 0	$ 0
Number of operating segment | Segment			1	1
Dilutive securities excluded from the calculations of diluted loss per share (in shares) | shares	300,000	46,858	300,000	9,458
Restricted cash	$ 40,000		$ 40,000	$ 675,000		$ 400,000
Cash, cash equivalents	$ 3,872,000		$ 5,261,000	9,550,000		$ 12,600,000
Outstanding Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Dilutive securities excluded from the calculations of diluted loss per share (in shares) | shares	200,000		200,000
Options and Restricted Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Dilutive securities excluded from the calculations of diluted loss per share (in shares) | shares			2,753
Preferred Stock and Restricted Stock Awards [Member]
Summary Of Significant Accounting Policies [Line Items]
Dilutive securities excluded from the calculations of diluted loss per share (in shares) | shares	92,523		94,589
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage	100.00%	100.00%
Barda Contract | Development
Summary Of Significant Accounting Policies [Line Items]
Revenue recognized			$ 3,000,000	3,700,000
2018 Rights Offering [Member]
Summary Of Significant Accounting Policies [Line Items]
Redemption price of warrant prior to expiration | $ / shares	$ 0.50		$ 0.50
Common stock price per share for warrant redemption | $ / shares	$ 181.50		$ 181.50
Number of consecutive trading days for warrant redemption	20 days		20 days
Warrants liability fair value	$ 1,500,000		$ 900,000		$ 3,100,000
Barda Contract
Summary Of Significant Accounting Policies [Line Items]
Goodwill			$ 0	$ 0
Barda Contract | Customer Concentration Risk [Member] | Revenue, Product and Service Benchmark [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage			100.00%	100.00%
Barda Contract | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage			100.00%	100.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful lives of the assets			3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful lives of the assets			5 years
Letter of Credit [Member]
Summary Of Significant Accounting Policies [Line Items]
Letters of credit amount pursuant to lease agreement			$ 40,000	$ 700,000